Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of statements of operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net loss (in Dollars)	$ (2,165,912)	$ (168,193)	$ (2,334,105)
As Previously Reported [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)	20,125,000	20,727,500	20,125,000
Basic and diluted earnings per share
As Previously Reported [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)	5,633,750	4,681,250	5,299,938
Basic and diluted earnings per share	$ (0.38)	$ (0.04)	$ (0.44)
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Net loss (in Dollars)
Adjustment [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)	602,500	(11,054,667)	(4,894,296)
Basic and diluted earnings per share	$ (0.08)	$ (0.01)	$ (0.12)
Adjustment [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)	(602,500)		(442,721)
Basic and diluted earnings per share	$ 0.3	$ 0.03	$ 0.32
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net loss (in Dollars)	$ (2,165,912)	$ (168,193)	$ (2,334,105)
As Restated [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)	20,727,500	9,672,833	15,230,704
Basic and diluted earnings per share	$ (0.08)	$ (0.01)	$ (0.12)
As Restated [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding (in Shares)	5,031,250	4,681,250	4,857,217
Basic and diluted earnings per share	$ (0.08)	$ (0.01)	$ (0.12)